Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Shares included in dilutive weighted average share amounts related to equity units			1.3	4.0
Number of shares outstanding increased	5.8
Potentially dilutive shares		0	0.4	0.2